Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 18, 2011
Registrant Name	dei_EntityRegistrantName	STEWARD FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000092500
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 18, 2011
Prospectus Date	rr_ProspectusDate	Aug 4, 2011

Steward Large Cap Enhanced Index Fund (Prospectus Summary): | Steward Large Cap Enhanced Index Fund
Steward Large Cap Enhanced Index Fund

STEWARD FUNDS
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward Global Equity Income Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
(“Funds”)

Supplement dated August 18, 2011
To Prospectus and Statement of Additional Information dated August 4, 2011

The tables under the headings “Fees and Expenses of the Fund” and “Example” for each Fund in the Prospectus are modified as follows to reflect the revised payments under the Agreement:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Steward Large Cap Enhanced Index Fund (USD $)	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	12	12

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)	[1]
Annual Fund Operating Expenses Steward Large Cap Enhanced Index Fund	Individual Class	Institutional Class
Management fees	0.15%	0.15%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.50%	0.40%
Total annual Fund operating expenses	0.90%	0.55%

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Steward Large Cap Enhanced Index Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Individual Class	92	287	499	1,109
Institutional Class	56	177	308	690

[1]	The information in this table is based on the Fund’s fees and expenses for the fiscal year ended April 30, 2011 adjusted to reflect the increase in fees payable for compliance services.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 4, 2011
Steward Large Cap Enhanced Index Fund (Prospectus Summary): | Steward Large Cap Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Steward Large Cap Enhanced Index Fund
Supplement Text	ck0000092500_SupplementTextBlock

STEWARD FUNDS
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward Global Equity Income Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
(“Funds”)

Supplement dated August 18, 2011
To Prospectus and Statement of Additional Information dated August 4, 2011

The tables under the headings “Fees and Expenses of the Fund” and “Example” for each Fund in the Prospectus are modified as follows to reflect the revised payments under the Agreement:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)	[1]
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Steward Large Cap Enhanced Index Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEEKX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12
Management fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	499
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,109
Steward Large Cap Enhanced Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEECX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12
Management fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	177
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	308
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	690

[1]	The information in this table is based on the Fund’s fees and expenses for the fiscal year ended April 30, 2011 adjusted to reflect the increase in fees payable for compliance services.

Steward Select Bond Fund (Prospectus Summary): | Steward Select Bond Fund
Steward Select Bond Fund

STEWARD FUNDS
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward Global Equity Income Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
(“Funds”)

Supplement dated August 18, 2011
To Prospectus and Statement of Additional Information dated August 4, 2011

The tables under the headings “Fees and Expenses of the Fund” and “Example” for each Fund in the Prospectus are modified as follows to reflect the revised payments under the Agreement:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Steward Select Bond Fund (USD $)	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	12	12

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)	[1]
Annual Fund Operating Expenses Steward Select Bond Fund	Individual Class	Institutional Class
Management fees	0.25%	0.25%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.51%	0.42%
Total annual Fund operating expenses	1.01%	0.67%

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Steward Select Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Individual Class	103	321	557	1,233
Institutional Class	68	214	372	832

[1]	The information in this table is based on the Fund’s fees and expenses for the fiscal year ended April 30, 2011 adjusted to reflect the increase in fees payable for compliance services.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 4, 2011
Steward Select Bond Fund (Prospectus Summary): | Steward Select Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Steward Select Bond Fund
Supplement Text	ck0000092500_SupplementTextBlock

STEWARD FUNDS
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward Global Equity Income Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
(“Funds”)

Supplement dated August 18, 2011
To Prospectus and Statement of Additional Information dated August 4, 2011

The tables under the headings “Fees and Expenses of the Fund” and “Example” for each Fund in the Prospectus are modified as follows to reflect the revised payments under the Agreement:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)	[1]
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Steward Select Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEACX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	372
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	832
Steward Select Bond Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEAKX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.51%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	557
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,233

[1]	The information in this table is based on the Fund’s fees and expenses for the fiscal year ended April 30, 2011 adjusted to reflect the increase in fees payable for compliance services.

Steward International Enhanced Index Fund (Prospectus Summary): | Steward International Enhanced Index Fund
Steward International Enhanced Index Fund

STEWARD FUNDS
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward Global Equity Income Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
(“Funds”)

Supplement dated August 18, 2011
To Prospectus and Statement of Additional Information dated August 4, 2011

The tables under the headings “Fees and Expenses of the Fund” and “Example” for each Fund in the Prospectus are modified as follows to reflect the revised payments under the Agreement:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Steward International Enhanced Index Fund (USD $)	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	12	12

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)	[1]
Annual Fund Operating Expenses Steward International Enhanced Index Fund	Individual Class	Institutional Class
Management fees	0.30%	0.30%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.51%	0.41%
Total annual Fund operating expenses	1.06%	0.71%

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Steward International Enhanced Index Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Individual Class	108	338	586	1,296
Institutional Class	73	228	396	884

[1]	The information in this table is based on the Fund’s fees and expenses for the fiscal year ended April 30, 2011 adjusted to reflect the increase in fees payable for compliance services.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 4, 2011
Steward International Enhanced Index Fund (Prospectus Summary): | Steward International Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Steward International Enhanced Index Fund
Supplement Text	ck0000092500_SupplementTextBlock

STEWARD FUNDS
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward Global Equity Income Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
(“Funds”)

Supplement dated August 18, 2011
To Prospectus and Statement of Additional Information dated August 4, 2011

The tables under the headings “Fees and Expenses of the Fund” and “Example” for each Fund in the Prospectus are modified as follows to reflect the revised payments under the Agreement:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)	[1]
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Steward International Enhanced Index Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNTKX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.51%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.06%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	338
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	586
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,296
Steward International Enhanced Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNTCX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	228
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	396
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	884

[1]	The information in this table is based on the Fund’s fees and expenses for the fiscal year ended April 30, 2011 adjusted to reflect the increase in fees payable for compliance services.

Steward Global Equity Income Fund (Prospectus Summary): | Steward Global Equity Income Fund
Steward Global Equity Income Fund

STEWARD FUNDS
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward Global Equity Income Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
(“Funds”)

Supplement dated August 18, 2011
To Prospectus and Statement of Additional Information dated August 4, 2011

The tables under the headings “Fees and Expenses of the Fund” and “Example” for each Fund in the Prospectus are modified as follows to reflect the revised payments under the Agreement:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Steward Global Equity Income Fund (USD $)	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	12	12

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)	[1]
Annual Fund Operating Expenses Steward Global Equity Income Fund	Individual Class	Institutional Class
Management fees	0.30%	0.30%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.50%	0.40%
Total annual Fund operating expenses	1.05%	0.70%

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Steward Global Equity Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Individual Class	107	335	580	1,284
Institutional Class	72	224	390	872

[1]	The information in this table is based on the Fund’s fees and expenses for the fiscal year ended April 30, 2011 adjusted to reflect the increase in fees payable for compliance services.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 4, 2011
Steward Global Equity Income Fund (Prospectus Summary): | Steward Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Steward Global Equity Income Fund
Supplement Text	ck0000092500_SupplementTextBlock

STEWARD FUNDS
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward Global Equity Income Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
(“Funds”)

Supplement dated August 18, 2011
To Prospectus and Statement of Additional Information dated August 4, 2011

The tables under the headings “Fees and Expenses of the Fund” and “Example” for each Fund in the Prospectus are modified as follows to reflect the revised payments under the Agreement:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)	[1]
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Steward Global Equity Income Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	335
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	580
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,284
Steward Global Equity Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	872

[1]	The information in this table is based on the Fund’s fees and expenses for the fiscal year ended April 30, 2011 adjusted to reflect the increase in fees payable for compliance services.